Income tax expenses (Tables)	12 Months Ended
Mar. 31, 2017
Income tax expenses
Schedule of composition of income tax expenses

	Year ended March 31,
	2015	2016	2017
	(in millions of RMB)
Current income tax expense	4,757	7,223	13,495
Deferred taxation	1,659	1,226	281

	6,416	8,449	13,776

Schedule of composition of deferred tax assets and liabilities

	As of March 31,
	2016	2017
	(in millions of RMB)
Deferred tax assets
Licensed copyrights of video content	—	574
Tax losses carried forward and others (i)	1,845	5,969

	1,845	6,543
Less: Valuation allowance	(1,364)	(5,505)

Total deferred tax assets (Note 12)	481	1,038

Deferred tax liabilities
Withholding tax on undistributed earnings (ii)	(5,452)	(6,377)
Identifiable intangible assets	(508)	(2,358)
Available-for-sale securities and others	(520)	(1,626)

Total deferred tax liabilities	(6,480)	(10,361)

Net deferred tax liabilities	(5,999)	(9,323)

(i)	Others is primarily comprised of property and equipment, deferred revenue and customer advances, as well as accrued expenses which are not deductible until paid under PRC tax laws.
(ii)

The related deferred tax liabilities as of March 31, 2016 and 2017 were provided on the assumption that 100% of the distributable reserves of the major PRC subsidiaries will be distributed as dividends, except for those undistributed earnings that the Company intends to invest indefinitely in the PRC which amounted to RMB28.2 billion.

Schedule of reconciliation of the differences between the statutory EIT rate applicable to profits of the consolidated entities and the income tax expenses of the Company

	Year ended March 31,
	2015	2016	2017
	(in millions of RMB, except per share data)
Income before income tax and share of results of equity investees	32,326	81,468	60,029
Income tax computed at statutory EIT rate (25%)	8,082	20,367	15,007
Effect of different tax rates available to different jurisdictions	33	(869)	(772)
Effect of tax holiday and preferential tax benefit on assessable profits of subsidiaries incorporated in the PRC	(5,881)	(6,680)	(10,507)
Non-deductible expenses and non-taxable income, net (i)	3,368	(4,994)	6,090
Tax savings from additional deductions on certain research and development expenses available for subsidiaries incorporated in the PRC (ii)	(1,096)	(1,205)	(1,694)
Withholding tax on the earnings remitted and anticipated to be remitted	1,898	1,573	3,009
Change in valuation allowance, deduction of certain share-based compensation expense and others (iii)	12	257	2,643

Income tax expenses	6,416	8,449	13,776

Effect of tax holidays inside the PRC on basic earnings per share/ADS (RMB)	2.57	2.72	4.21

(i)

Expenses not deductible for tax purposes and non-taxable income primarily represent investment income (loss), share-based compensation expense, interest expense and exchange differences. Investment income (loss) during the year ended March 31, 2016 included gains from the revaluation of the Company's remaining equity interest in Alibaba Pictures (Note 4(j)) and from the revaluation of previously held equity interest relating to the acquisition of Alibaba Health (Note 4(h)). Investment income (loss) during the year ended March 31, 2017 included gains from the revaluation of previously held equity interest relating to the acquisition of Damai (Note 4(c)) and Youku Tudou (Note 4(f)).

(ii)

This amount represents tax incentives relating to the research and development expenses of certain major operating subsidiaries in the PRC. This tax incentive enables the Company to claim an additional tax deduction amounting to 50% of the qualified research and development expenses incurred.

(iii)

This amount primarily represents valuation allowance against the deferred tax assets associated with operating losses, amortization of licensed copyrights of video content and other timing differences which may not be realized as a tax benefit.